Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2024
Financial Income (Expenses), Net [Abstract]
FINANCIAL INCOME (EXPENSES), NET:

NOTE 15 - FINANCIAL INCOME (EXPENSES), NET:

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Foreign currency exchange differences	(660)	(1,078)	(4,377)
Realized and unrealized losses on derivative instruments	(609)	-	-
Interest income on short-term deposits	6,121	6,669	2,298
Other	(57)	46	309
Total financial income (expenses), net	4,795	5,637	(1,770)